Subsequent Events (Details) - Subsequent Event - ElectraMeccanica Vehicles Corp $ in Millions	Mar. 26, 2024 USD ($) shares
Subsequent Event [Line Items]
Acquisition, common stock issued, ratio	0.0143739
Acquisition, common stock issued (in shares) | shares	1,766,388
Acquisition, cash acquired | $	$ 48.0